Stockholders' Deficiency (Details) - Part-4 - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 15, 2022	Aug. 10, 2022	Aug. 10, 2022	Jul. 01, 2020	Dec. 31, 2023	Sep. 30, 2022 [1]	Jun. 30, 2023	Nov. 30, 2023	Jun. 30, 2022	Jul. 31, 2021
Stockholders’ deficiency [Line Items]
Price per share (in Dollars per share)								$ 0.01
Common stock, shares received	2,245
Risk-free interest rate percentage				0.89%
Market price per share (in Dollars per share)	$ 4								$ 5.48
Fair value of the warrants (in Dollars)				$ 856,170
Common stock, shares issued	109,833
Price per share (in Dollars per share)										$ 0.001
Offering price percentage		1428.00%	125.00%
Representative Warrants [Member]
Stockholders’ deficiency [Line Items]
Market price per share (in Dollars per share)		$ 5	$ 5
Common stock, shares issued		32,858
Aggregate of shares		100,000	100,000
Shares sold percentage		5.00%	5.00%
Representative Warrants [Member] | Underwriter Agreement [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued		2,300,000
Price per share (in Dollars per share)		$ 0.00001	$ 0.00001
Offering price per share (in Dollars per share)		$ 4	$ 4
Common Stock [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued	1,570					32,858	2,300,000
Pre-funded warrants [Member]
Stockholders’ deficiency [Line Items]
Warrants exercised (in Dollars)					$ 14,000,000
Warrant issued					200,000			14,000,000
Exercise price (in Dollars per share)					$ 0.0001
Price per share (in Dollars per share)								$ 0.0999
Pre-funded warrants [Member] | Common Stock [Member]
Stockholders’ deficiency [Line Items]
Warrant issued					14,000,000
Warrant [Member]
Stockholders’ deficiency [Line Items]
Warrant issued	300,000
warrants issued							300,000
Exercisable duration	5 years						5 years
Price per share (in Dollars per share)	$ 4						$ 4
Common stock, shares received	157,143						157,143
Expected volatility percentage	54.80%			49.00%
Risk-free interest rate percentage	2.91%			0.89%
Expected life	5 years			5 years
Exercise price (in Dollars per share)	$ 5			$ 4
Market price per share (in Dollars per share)	$ 4			$ 5.48
Fair value of the warrants (in Dollars)	$ 175,349

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024